UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/28/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2014 (Unaudited)

DWS Large Cap Value Fund
	Shares	Value ($)
Common Stocks 98.3%
Consumer Discretionary 8.9%
Automobiles 0.9%
Ford Motor Co.	900,000	13,851,000
Diversified Consumer Services 0.8%
DeVry Education Group, Inc. (a)	200,000	8,402,000
H&R Block, Inc.	150,000	4,746,000

		13,148,000
Hotels, Restaurants & Leisure 1.0%
Carnival Corp. (a)	150,000	5,949,000
McDonald's Corp.	100,000	9,515,000

		15,464,000
Household Durables 1.4%
Garmin Ltd. (a)	150,000	8,049,000
Jarden Corp.*	125,000	7,683,750
M.D.C. Holdings, Inc. (a)	200,000	6,238,000

		21,970,750
Leisure Equipment & Products 0.5%
Hasbro, Inc. (a)	125,000	6,895,000
Media 3.6%
Comcast Corp. "A"	380,000	19,642,200
News Corp. "A"*	400,000	7,332,000
Time Warner, Inc.	150,000	10,069,500
Twenty-First Century Fox, Inc. "A"	200,000	6,708,000
Walt Disney Co.	150,000	12,121,500

		55,873,200
Specialty Retail 0.6%
Advance Auto Parts, Inc.	50,000	6,368,000
Staples, Inc. (a)	250,000	3,397,500

		9,765,500
Textiles, Apparel & Luxury Goods 0.1%
Columbia Sportswear Co. (a)	25,000	2,077,250
Consumer Staples 9.5%
Beverages 1.6%
Molson Coors Brewing Co. "B" (a)	150,000	8,524,500
PepsiCo, Inc.	200,000	16,014,000

		24,538,500
Food & Staples Retailing 2.7%
CVS Caremark Corp.	200,000	14,628,000
Sysco Corp. (a)	200,000	7,204,000
Wal-Mart Stores, Inc.	150,000	11,205,000
Walgreen Co.	150,000	10,192,500

		43,229,500
Food Products 1.4%
Kellogg Co.	150,000	9,103,500
Sanderson Farms, Inc.	65,000	4,994,600
Tyson Foods, Inc. "A"	200,000	7,890,000

		21,988,100
Household Products 2.5%
Energizer Holdings, Inc. (a)	75,000	7,300,500
Procter & Gamble Co.	400,000	31,464,000

		38,764,500
Tobacco 1.3%
Altria Group, Inc.	325,000	11,784,500
Philip Morris International, Inc.	100,000	8,091,000

		19,875,500
Energy 13.3%
Energy Equipment & Services 2.2%
Halliburton Co.	150,000	8,550,000
Helmerich & Payne, Inc. (a)	100,000	9,875,000
National Oilwell Varco, Inc.	100,000	7,704,000
Transocean Ltd. (a)	175,000	7,420,000

		33,549,000
Oil, Gas & Consumable Fuels 11.1%
Anadarko Petroleum Corp.	100,000	8,416,000
Apache Corp.	125,000	9,911,250
ARC Resources Ltd.	175,000	4,720,717
Canadian Oil Sands Ltd.	500,000	9,532,195
Chevron Corp.	250,000	28,832,500
ConocoPhillips	175,000	11,637,500
Devon Energy Corp.	150,000	9,663,000
Exxon Mobil Corp.	525,000	50,541,750
Hess Corp.	100,000	8,003,000
Occidental Petroleum Corp.	125,000	12,065,000
Parkland Fuel Corp. (a)	200,000	3,550,980
Phillips 66	125,000	9,357,500
Suncor Energy, Inc.	250,000	8,260,000

		174,491,392
Financials 23.9%
Capital Markets 4.3%
Ameriprise Financial, Inc.	75,000	8,174,250
Apollo Global Management LLC "A"	200,000	6,438,000
Bank of New York Mellon Corp.	250,000	8,000,000
BlackRock, Inc.	25,000	7,621,000
Legg Mason, Inc. (a)	200,000	9,192,000
Oaktree Capital Group LLC (a)	125,000	7,710,000
The Goldman Sachs Group, Inc.	125,000	20,806,250

		67,941,500
Commercial Banks 4.4%
Canadian Imperial Bank of Commerce	100,000	8,369,909
PNC Financial Services Group, Inc.	300,000	24,534,000
U.S. Bancorp.	300,000	12,342,000
Wells Fargo & Co.	500,000	23,210,000

		68,455,909
Consumer Finance 0.9%
Capital One Financial Corp.	200,000	14,686,000
Diversified Financial Services 6.9%
Bank of America Corp.	1,750,000	28,927,500
Citigroup, Inc.	550,000	26,746,500
JPMorgan Chase & Co.	700,000	39,774,000
Leucadia National Corp.	200,000	5,588,000
The NASDAQ OMX Group, Inc.	200,000	7,678,000

		108,714,000
Insurance 6.7%
ACE Ltd.	75,000	7,340,250
Alleghany Corp.*	17,500	6,746,250
Allstate Corp.	125,000	6,782,500
Aon PLC	100,000	8,560,000
Chubb Corp.	75,000	6,561,000
CNA Financial Corp.	200,000	8,298,000
Fidelity National Financial, Inc. "A" (a)	250,000	8,265,000
Intact Financial Corp.	100,000	6,015,533
PartnerRe Ltd.	100,000	9,888,000
Principal Financial Group, Inc.	150,000	6,802,500
Prudential Financial, Inc.	150,000	12,687,000
The Travelers Companies, Inc.	125,000	10,480,000
Unum Group	200,000	6,956,000

		105,382,033
Real Estate Management & Development 0.3%
Brookfield Asset Management, Inc. "A"	100,000	4,055,000
Thrifts & Mortgage Finance 0.4%
Nationstar Mortgage Holdings, Inc.* (a)	200,000	5,766,000
Health Care 14.6%
Biotechnology 0.6%
Amgen, Inc.	75,000	9,301,500
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	100,000	3,978,000
Becton, Dickinson & Co. (a)	50,000	5,761,000
C.R. Bard, Inc.	50,000	7,208,000
Medtronic, Inc.	175,000	10,370,500
St. Jude Medical, Inc.	125,000	8,415,000

		35,732,500
Health Care Providers & Services 3.2%
Aetna, Inc.	100,000	7,271,000
HCA Holdings, Inc.*	125,000	6,400,000
McKesson Corp.	45,000	7,967,250
Owens & Minor, Inc. (a)	150,000	5,208,000
Select Medical Holdings Corp.	500,000	5,605,000
UnitedHealth Group, Inc.	125,000	9,658,750
WellPoint, Inc.	100,000	9,059,000

		51,169,000
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	150,000	8,539,500
Pharmaceuticals 8.0%
Bristol-Myers Squibb Co.	150,000	8,065,500
Eli Lilly & Co.	150,000	8,941,500
Hospira, Inc.*	125,000	5,410,000
Johnson & Johnson	275,000	25,333,000
Mallinckrodt PLC*	125,000	8,461,250
Merck & Co., Inc.	500,000	28,495,000
Pfizer, Inc.	1,250,000	40,137,500

		124,843,750
Industrials 6.4%
Aerospace & Defense 1.9%
Exelis, Inc.	300,000	6,129,000
Northrop Grumman Corp.	75,000	9,077,250
Raytheon Co.	150,000	14,686,500

		29,892,750
Airlines 0.4%
Southwest Airlines Co.	250,000	5,610,000
Commercial Services & Supplies 0.9%
ABM Industries, Inc.	200,000	5,646,000
Republic Services, Inc.	250,000	8,527,500

		14,173,500
Industrial Conglomerates 2.4%
Danaher Corp.	100,000	7,649,000
General Electric Co.	1,200,000	30,564,000

		38,213,000
Machinery 0.3%
AGCO Corp. (a)	100,000	5,248,000
Road & Rail 0.5%
Norfolk Southern Corp.	75,000	6,893,250
Information Technology 11.5%
Communications Equipment 1.4%
Brocade Communications Systems, Inc.*	500,000	4,785,000
Cisco Systems, Inc.	750,000	16,350,000

		21,135,000
Computers & Peripherals 2.8%
Apple, Inc.	25,000	13,156,000
EMC Corp.	300,000	7,911,000
Hewlett-Packard Co.	300,000	8,964,000
SanDisk Corp. (a)	75,000	5,572,500
Western Digital Corp.	100,000	8,699,000

		44,302,500
Electronic Equipment, Instruments & Components 0.9%
Corning, Inc. (a)	350,000	6,744,500
Tech Data Corp.*	125,000	7,200,000

		13,944,500
Internet Software & Services 0.4%
IAC/InterActiveCorp.	75,000	5,814,750
IT Services 0.7%
Booz Allen Hamilton Holding Corp.	250,000	5,257,500
MasterCard, Inc. "A"	10,000	777,200
Xerox Corp.	500,000	5,495,000

		11,529,700
Semiconductors & Semiconductor Equipment 2.3%
Broadcom Corp. "A"	200,000	5,944,000
Intel Corp.	350,000	8,666,000
Marvell Technology Group Ltd.	500,000	7,645,000
NVIDIA Corp. (a)	400,000	7,352,000
Texas Instruments, Inc.	150,000	6,744,000

		36,351,000
Software 3.0%
CA, Inc.	200,000	6,700,000
Microsoft Corp.	500,000	19,155,000
Oracle Corp.	400,000	15,644,000
Symantec Corp.	275,000	5,907,000

		47,406,000
Materials 3.0%
Chemicals 1.7%
Celanese Corp. "A"	125,000	6,673,750
CF Industries Holdings, Inc.	30,000	7,527,000
LyondellBasell Industries NV "A"	75,000	6,606,000
Praxair, Inc.	50,000	6,518,500

		27,325,250
Metals & Mining 0.9%
Constellium NV "A"*	300,000	8,337,000
Reliance Steel & Aluminum Co.	75,000	5,196,000

		13,533,000
Paper & Forest Products 0.4%
International Paper Co.	125,000	6,111,250
Telecommunication Services 1.6%
Diversified Telecommunication Services
AT&T, Inc.	500,000	15,965,000
BCE, Inc.	150,000	6,540,000
CenturyLink, Inc. (a)	100,000	3,126,000

		25,631,000
Utilities 5.6%
Electric Utilities 3.6%
American Electric Power Co., Inc.	175,000	8,785,000
Duke Energy Corp.	125,000	8,860,000
Entergy Corp.	100,000	6,382,000
NextEra Energy, Inc.	100,000	9,139,000
Pinnacle West Capital Corp.	125,000	6,956,250
PPL Corp.	250,000	8,072,500
Southern Co. (a)	200,000	8,470,000

		56,664,750
Gas Utilities 0.6%
UGI Corp.	200,000	8,938,000
Independent Power Producers & Energy Traders 0.4%
AES Corp.	500,000	6,825,000
Multi-Utilities 1.0%
Public Service Enterprise Group, Inc.	200,000	7,332,000
Wisconsin Energy Corp. (a)	175,000	7,693,000

		15,025,000

Total Common Stocks (Cost $1,188,978,889)		1,540,635,084
Securities Lending Collateral 7.5%
Daily Assets Fund Institutional, 0.07% (b) (c) (Cost $117,051,776)	117,051,776	117,051,776
Cash Equivalents 1.6%
Central Cash Management Fund, 0.06% (b) (Cost $24,814,464)	24,814,464	24,814,464

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,330,845,129) †	107.4	1,682,501,324
Other Assets and Liabilities, Net	(7.4)	(116,333,791)

Net Assets	100.0	1,566,167,533

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,338,086,399.  At February 28, 2014, net unrealized appreciation for all securities based on tax cost was $344,414,925.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $361,040,015 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,625,090.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 28, 2014 amounted to $114,416,023, which is 7.3% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,540,635,084	$—	$—	$1,540,635,084
Short-Term Investments (d)	141,866,240	—	—	141,866,240

Total	$1,682,501,324	$—	$—	$1,682,501,324

There have been no transfers between fair value measurement levels during the period ended February 28, 2014.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2014